Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 197	$ 1,020
Accounts receivable	2,969	4,204
Prepaid expenses and other current assets	775	612
Deferred income taxes	6	6
Total current assets	3,947	5,842
Property and equipment, net	3,921	4,322
Other assets:
Deferred income taxes	12	12
Deferred loan fees, net	1,625	2,666
Deferred offering costs	310	225
Other non-current assets	104	488
Intangible assets, net	705	1,437
Goodwill	6,113	6,113
Total other assets	8,869	10,941
Total assets	16,737	21,105
Current liabilities:
Lines of credit	5,000
Due to ancillary network	2,900	2,308
Accounts payable	944	762
Accrued liabilities	2,062	1,875
Current portion of long-term debt	351	989
Capital lease obligations, current portion	130	117
Total current liabilities	12,059	6,954
Long-term liabilities:
Lines of credit	5,800	4,716
Promissory notes and notes payable		312
Capital lease obligations	1,666	1,764
Warrant derivative liability	1,670	3,200
Other long-term liabilities	356	222
Total long term liabilities	9,492	10,214
Total liabilities	21,551	17,168
Commitments and contingencies	0	0
Stockholders' equity (deficit):
Preferred stock, $0.01 par value; 10,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 40,000 shares authorized; 6,952 and 6,713 shares issued and outstanding in 2015 and 2014, respectively	69	67
Additional paid-in capital	26,188	25,731
Accumulated deficit	(31,071)	(21,861)
Total stockholders' equity (deficit)	(4,814)	3,937
Total liabilities and stockholders' equity (deficit)	16,737	21,105
Due to Healthsmart [Member]
Current liabilities:
Due to ancillary network	$ 672	$ 903